Pension and Profit Sharing Plans (Tables)	12 Months Ended
Mar. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Schedule of Reconciliation of Obligations and Fair Values of Plan Assets

The following table provides a reconciliation of the obligations and fair values of plan assets for all of our defined benefit plans over the two year period ended March 31, 2016 and a statement of the funded status as of March 31, 2016 and 2015:

	For the Years Ended March 31,
	2016	2015
	(dollars in thousands)
Reconciliation of Benefit Obligations -
Benefit Obligation at April 1,	$41,791	$29,892
Service Cost - Benefits Earned During the Period	1,039	874
Interest Cost on Projected Benefit Obligation	1,525	1,278
Amendments	—	805
Actuarial (Gain) Loss	(1,146)	9,823
Benefits Paid	(928)	(881)
Benefit Obligation at March 31,	$42,281	$41,791
Reconciliation of Fair Value of Plan Assets -
Fair Value of Plan Assets at April 1,	$22,055	$21,189
Actual Return on Plan Assets	(537)	937
Employer Contributions	834	810
Benefits Paid	(928)	(881)
Fair Value of Plans at March 31,	21,424	22,055
Funded Status -
Unfunded Status at March 31,	$(20,857)	$(19,736)
Amounts Recognized in the Balance Sheet Consist of -
Accrued Benefit Liability	$(20,857)	$(19,736)
Accumulated Other Comprehensive Losses:
Net Actuarial Loss	17,746	18,376
Prior Service Cost	509	809
Accumulated Other Comprehensive Losses	$18,255	$19,185
Tax impact	(6,846)	(7,118)
Accumulated Other Comprehensive Losses, net of tax	$11,409	$12,067

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

	March 31,
	2016	2015
	(dollars in thousands)
Projected Benefit Obligation	$42,281	$41,791
Accumulated Benefit Obligation	$42,236	$41,790
Fair Value of Plan Assets	$21,424	$22,055

Components of Net Periodic Cost

Net periodic pension cost for the fiscal years ended March 31, 2016, 2015 and 2014, included the following components:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Service Cost - Benefits Earned During the Period	$1,039	$874	$1,129
Interest Cost of Projected Benefit Obligation	1,525	1,278	1,222
Expected Return on Plan Assets	(1,751)	(1,680)	(1,506)
Recognized Net Actuarial Loss	300	609	921
Amortization of Prior-Service Cost	1,773	11	11
Net Periodic Pension Cost	$2,886	$1,092	$1,777

Schedule of Expected Benefit Payments

Expected benefit payments over the next five years, and the following five years under the pension plans are expected to be as follows (in thousands):

Fiscal Years	Total
2017	$1,320
2018	$1,396
2019	$1,488
2020	$1,611
2021	$1,737
2022-2026	$10,524

Schedule of Assumptions Used in Net Periodic Benefit Cost and Benefit Obligations

The following table sets forth the assumptions used in the actuarial calculations of the present value of net periodic benefit cost and benefit obligations:

	March 31,
	2016	2015	2014
Net Periodic Benefit Costs -
Discount Rate	3.70%	4.41%	4.20%
Expected Return on Plan Assets	8.00%	8.00%	8.00%
Rate of Compensation Increase	3.50%	3.50%	3.50%

	March 31,
	2016	2015
Benefit Obligations -
Discount Rate	3.83%	3.70%
Rate of Compensation Increase	3.50%	3.50%

Schedule of Pension Plans Weighted-Average Asset Allocation and Range of Target Allocation

The pension plans’ approximate weighted-average asset allocation at March 31, 2016 and 2015 and the range of target allocation are as follows:

	Range of Target Allocation	Percentage of Plan Assets at March 31,

		2016	2015
Asset Category -
Equity Securities	40 – 60%	66%	61%
Debt Securities	35 – 60%	33%	36%
Other	0 – 5%	1%	3%
Total		100%	100%

Schedule of Fair Values of Defined Benefit Plans

The fair values of our defined benefit plans’ consolidated assets by category as of March 31, 2016 and 2015 were as follows:

	March 31,
	2016	2015
	(dollars in thousands)
Equity Securities	$14,083	$13,510
Fixed Income Securities	7,047	7,985
Real Estate Funds	129	133
Commodity Linked Funds	50	124
Cash Equivalents	115	303
Total	$21,424	$22,055

Schedule of Fair Values of Defined Benefit Plans Determined Using Fair Value Hierarchy of Inputs

The fair values by category of inputs as of March 31, 2016 were as follows:

Asset Categories	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(dollars in thousands)
Equity Securities	$—	$14,083	$—	$14,083
Fixed Income Securities	—	7,047	—	7,047
Real Estate Funds	—	129	—	129
Commodity Linked Funds	—	50	—	50
Cash Equivalents	115	—	—	115
	$115	$21,309	$—	$21,424

The fair values by category of inputs as of March 31, 2015 were as follows:

Asset Categories	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(dollars in thousands)
Equity Securities	$—	$13,510	$—	$13,510
Fixed Income Securities	—	7,985	—	7,985
Real Estate Funds	—	133	—	133
Commodity Linked Funds	—	124	—	124
Cash Equivalents	303	—	—	303
	$303	$21,752	$—	$22,055